FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
	September 30, 2015	December 31, 2014
Furniture and fixtures	$884,232	$788,735
Donation bins	604,960	631,047
Capitalized equipment leases	199,390	179,762
	1,688,582	1,599,524
Less accumulated depreciation and amortization	(683,612)	(470,393)
Property and equipment, net	$1,004,970	$1,129,151

	December 31,
	2014	2013
Furniture and fixtures	$788,735	$467,635
Donation bins	631,047	505,344
Capitalized equipment leases	179,762	119,022
	1,599,524	1,092,001
Less accumulated depreciation and amortization	(470,393)	(233,258)
Property and equipment, net	$1,129,151	$858,743